Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund
Prospectus Date	rr_ProspectusDate	Apr. 01, 2025
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2025